VALIC COMPANY I

Explanatory Note: Incorporated herein by reference is the Fund’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 1, 2016 (SEC Accession No. 0001193125-16-728912).